Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 365,988	$ 353,585	$ 1,112,569	$ 1,115,352